Scudder Variable Series II

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
o Scudder Aggressive Growth Portfolio                            o Scudder Small Cap Value Portfolio

o Scudder Blue Chip Portfolio                                    o Scudder Strategic Income Portfolio

o Scudder Contrarian Value Portfolio                             o Scudder Technology Growth Portfolio

o Scudder Global Blue Chip Portfolio                             o Scudder Total Return Portfolio

o Scudder Government Securities Portfolio                        o SVS Dreman Financial Services Portfolio

o Scudder Growth Portfolio                                       o SVS Dreman High Return Equity Portfolio

o Scudder High Yield Portfolio                                   o SVS Focused Large Cap Growth Portfolio

o Scudder International Research Portfolio                       o SVS Focus Value+Growth Portfolio

o Scudder Investment Grade Bond Portfolio                        o SVS Growth And Income Portfolio

o Scudder New Europe Portfolio                                   o SVS Growth Opportunities Portfolio

o Scudder Small Cap Growth Portfolio                             o SVS Index 500 Portfolio






Supplement to Prospectus Dated May 1, 2001

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The following information supplements the disclosure in the "Investment Advisor"
section of the prospectus:

On May 23, 2001, the Board of Trustees of Scudder Variable Series II (the "Fund") approved the appointment, effective July 2, 2001, of Scudder Investments Service Company ("SISvC") as the Fund's transfer agent. SISvC replaces State Street Bank and Trust Company. In connection with this change and to facilitate the transfer to a new processing system, each of the Fund's portfolios noted above will conduct a 1 for 10 reverse stock split at the close of business on June 18, 2001. As a result, shareholders of the applicable portfolios will receive 1 share for every 10 they own and each portfolio's net asset value will increase correspondingly.




June 18, 2001